HIMCO Variable Insurance Trust

One Hartford Plaza

Hartford, CT 06155

May 4, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HIMCO Variable Insurance Trust, File Nos. 333-194995/811-22954

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the forms of prospectus being used in connection with the offering of shares of HIMCO Variable Insurance Trust (the “Registrant”) under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.                                      that the forms of prospectus that would have been filed under Rule 497(c) of the Securities Act would not have differed from those contained in Post-Effective Amendment No. 9 to the Registrant’s registration statement (the “Amendment”) filed on April 28, 2016; and

2.                                      that the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2016 as part of Post-Effective Amendment No. 9  under the Securities Act to the Registrant’s registration statement.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 860-297-6375.

Sincerely,

/s/ Laura K. Kealey
Laura K. Kealey

cc:	John V. O’Hanlon
Chelsea M. Childs